Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Detail)	Sep. 30, 2020 USD ($)
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Investments Held in Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 230,758,660